Schedule of Long-term receivables, Allowance for Doubtful Accounts (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 1		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 2		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 3		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 4	131
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 5		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 6		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 7		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 8	0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 9		0
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 10		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 11		818
Long-term Receivables Schedule Of Long-term Receivables, Allowance For Doubtful Accounts 12	$ 131